STOCKHOLDERS' EQUITY	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
STOCKHOLDERS' EQUITY

NOTE 7. SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred shares. At March 31, 2021 and December 31, 2020, there were no preferred shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue up to 500,000,000 Class A ordinary shares, $0.0001 par value per share. Holders of the Company’s ordinary shares are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 2,949,428 and 3,574,009 Class A  Ordinary Shares issued and outstanding, excluding 18,575,572 and 17,950,991 Class A Ordinary Shares subject to possible redemption, respectively.

Class B Ordinary Shares — The Company is authorized to issue up to 50,000,000 Class B ordinary shares, $0.0001 par value per share. Holders of the Company’s ordinary shares are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 5,381,250 Class B Ordinary  Shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

NOTE 7. SHAREHOLDERS’ EQUITY (Restated)

Preferred Shares —The Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred shares. At December 31, 2020, there were no preferred  shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue up to 500,000,000 Class A Ordinary Shares, $0.0001 par value per share. Holders of the Company’s Ordinary Shares are entitled to one vote for each share. At December 31, 2020, there were 3,574,009 Class A Ordinary Shares issued and outstanding, excluding 17,950,991 Class A Ordinary Shares subject to possible redemption.

Class B Ordinary Shares — The Company is authorized to issue up to 50,000,000 Class B Ordinary Shares, $0.0001 par value per share. Holders of the Company’s Ordinary Shares are entitled to one vote for each share. At December 31, 2020, there were 5,381,250 Class B Ordinary Shares issued and outstanding.

Holders of Class A Ordinary Shares and Class B Ordinary Shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The Class B Ordinary Shares will automatically convert into Class A Ordinary Shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as converted basis, 20% of the sum of (i) the total number of Ordinary Shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A Ordinary Shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of management team upon conversion of Working Capital Loans. In no event will the Class B Ordinary Shares convert into Class A Ordinary Shares at a rate of less than one-to-one.

OLD PlayStudios, Inc.
STOCKHOLDERS' EQUITY

NOTE 15 —STOCKHOLDERS’ EQUITY

Common Stock

As of March 31, 2021, the Company was authorized to issue 506,000,000 shares of common stock. The company had 241,347,089 and 238,186,070 shares of common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.

Subject to the prior rights of the holders of preferred stock, the holders of common stock are entitled to receive dividends out of the funds legally available at the times and in the amounts determined by the board of directors. Each holder of common stock is entitled to one vote for each share of common stock held. After the full preferential amounts due, the holders of all preferred stock have been paid or set aside, the remaining assets of the Company available for distribution to its stockholders, if any, are distributed to the holders of common stock ratably in proportion to the number of shares of common stock then held by each such holder. None of the Company’s common stock is entitled to preemptive rights and neither is subject to redemption. The Company’s common stock is not convertible into any other shares of the Company’s capital stock.

Preferred Stock

As of March 31, 2021 and December 31, 2020, the Company’s preferred stock consisted of:

				Annual
				Noncumulative
		Liquidation	Conversion	Dividend
	Shares	Price	Price	Rights
Series	Outstanding	Per Share	Per Share	Per Share
A	80,800	$0.06	$0.06	$0.01
B	41,348	0.21	0.21	0.02
C-1	13,556	0.27	0.27	0.02
C	26,892	0.61	0.61	0.05
Total	162,596

Voting Rights and Dividends

Each holder of preferred stock is entitled to a number of votes equal to the number of whole shares of common stock into which such holder’s shares are convertible as defined in the Company’s sixth amended and restated certificate of incorporation (the “certificate of incorporation”). The holders of outstanding preferred stock are entitled to receive defined dividends per share, when, if, and as declared by the board of directors. These rights are not cumulative, and no right accrues by reason of the fact that dividends on said shares are not declared in any period, nor any undeclared or unpaid dividend bears or accrues interest. After payment of such dividends, additional dividends or distributions are distributed to all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held on an “as converted” basis. Through March 31, 2021, no dividends have been declared or paid.

Liquidation

In the event of a liquidation event (as defined in the certificate of incorporation), the assets and funds of the Company available for distribution to stockholders in connection with such liquidation event are distributed as follows:

The holders of outstanding shares of Series B preferred stock, Series C preferred stock and Series C‑1 preferred stock (the “First Liquidation Group”) shall be entitled to receive, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders, before any payment is made in respect of the Company’s Series A preferred stock and common stock, their liquidation price per share, plus all declared and unpaid dividends thereon to the date fixed for such distribution. If the assets of the Company legally available for distribution are insufficient to permit the payment of the full preferential amounts to the First Liquidation Group, then the entire assets available for distribution to stockholders are distributed to the First Liquidation Group on a pro rata basis.

After the First Liquidation Group has been paid or set aside, the holders of outstanding shares of Series A preferred stock is entitled to receive their liquidation price per share, plus all declared and unpaid dividends thereon to the date fixed for such distribution before any payment is made in respect of the Company’s common stock. If the assets of the Company legally available for distribution after payment to the First Liquidation Group are insufficient to permit the payment of the full preferential amount, then the entire remaining assets after distribution to the First Liquidation Group are distributed to the holders of the Series A preferred stock, ratably in proportion to the full preferential amount they would have otherwise been entitled to receive.

Notwithstanding the above, for purposes of determining the amount each holder of preferred stock is entitled to receive with respect to a liquidation event, each such holder shall be deemed to have converted (regardless of whether such holder actually converted) such holder’s shares of preferred stock into shares of common stock immediately prior to the liquidation event if, as a result of an actual conversion, such holder would receive, in the aggregate, an amount greater than the amount that would be distributed to such holder if such holder did not convert such shares of preferred stock into shares of common stock. If any such holder shall be deemed to have converted shares of preferred stock into common stock, then such holder shall not be entitled to receive any distribution that would otherwise be made to holders of preferred stock that have not converted (or have not been deemed to have converted) into shares of common stock.

Preemptive or Similar Rights

Preferred stockholders who are classified as a major investor (as defined in the Company’s second amended and restated investor rights agreement) are entitled to certain preemptive rights. A major investor is defined as any preferred stockholder with outstanding shares of registrable securities with an original aggregate paid purchase price of at least $500,000 and who is not deemed to be a competitor of the Company. Registrable securities means (a) the shares of common stock issuable or issued upon conversion of the preferred stock and (b) any other shares of common stock of the Company issued as (or issuable upon the conversion or exercise of any warrant, right, or other security which is issued as) a dividend or other distribution with respect to, or in exchange for or in replacement of, such shares. If the Company decides to issue additional shares of capital stock, options, warrants, convertible securities or rights to purchase capital stock of the Company (the “Additional Shares”), then the Company shall, in writing, inform each major investor of the proposed terms of such issuance and each major investor, subject to applicable federal and state securities laws, shall be entitled and may elect at the time of each such proposed issuance to purchase up to the portion of the Additional Shares offered equal to the product of (i) that percentage of the preferred stock then held by all major investors that is then held by such major investor immediately prior to the proposed issuance of Additional Shares, multiplied by (ii) the total amount of Additional Shares being sold by the Company. Preferred stock is not subject to redemption.

Conversion

The holders of the preferred stock shall have conversion rights as follows:

Right to Convert: Each share of preferred stock shall be convertible at the option of the holder thereof into a number of fully paid and nonassessable shares of common stock as is determined by dividing the liquidation preference by the conversion price for each series, respectively.

Automatic Conversion: Each share of preferred stock shall automatically be converted into fully paid and nonassessable shares of common stock, at the then-effective conversion rates upon the earlier of (i) the vote or written consent of holders of at least a majority of the voting power represented by the then- outstanding shares of preferred stock or (ii) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock at an offering price of not less than $1.22 per share and with aggregate gross proceeds to the Company (prior to deduction of underwriters’ commissions and expenses) of not less than $25,000,000.

Warrants to Purchase Preferred Stock

As of March 31, 2021 and December 31, 2020, there was a total of 6 million outstanding warrants that were issued from 2011 to 2016 to purchase various classes of preferred stock. Each warrant can purchase one share of the respective class of preferred stock, which is, in turn, convertible to one share of common stock. The number of warrants outstanding and exercise price of each series are as follows:

	Warrants	Exercise
Warrant Series	Outstanding	Price
A	560	$0.06
B	2,563	0.21
C-1	2,302	0.27
C	617	0.61
Total	6,042

As of March 31, 2021 and December 31, 2020, Series A, C‑1 and C warrants are exercisable at the option of the holder. Of the 2.6 million Series B warrants that are outstanding as of March 31, 2021, 1.3 million are exercisable as of March 31, 2021 and December 31, 2020, and the remainder are contingently exercisable only upon an event such as a change in control or an initial public offering (“IPO”). As of March 31, 2021 and December 31, 2020, the weighted-average exercise price of all warrants was approximately $0.26 per warrant. As of March 31, 2021, the weighted-average remaining contractual term of the warrants is 3.0 years. The aggregate intrinsic value was approximately $8.3 million and $6.6 million as of March 31, 2021 and December 31, 2020, respectively. There were no exercises during the three months ended March 31, 2021 and 2020.

Change in Control

In the event of a change in control or an IPO, all Series A and B outstanding warrants will be automatically exercised, without any additional payments by the warrant holders, for a number of preferred shares of the Company’s securities, such number of shares being equal to the maximum number of shares issuable had the warrant holders elected to exercise the warrants immediately prior to the closing of such change in control or an IPO. Additionally, all Series C and C‑1 outstanding warrants will be automatically exercised, without any additional payments by the warrant holders unless the net proceeds per share price for one share of preferred stock or IPO price of the company is greater than or equal to three times the exercise price of such warrants, in which case, the warrant holders would be required to pay the exercise price that would be otherwise payable upon a normal exercise of the warrants. Under the terms of the warrant agreements, an acquisition of the Company directly or indirectly by a blank check company, special purpose acquisition company or equivalent entity qualifies as an IPO.

Accumulated Other Comprehensive Income

The following table shows a summary of changes in accumulated other comprehensive income from December 31, 2019 to March 31, 2020 and December 31, 2020 to March 31, 2021:

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income
Balance as of December 31, 2020	$481	$481
Foreign currency translation	(296)	(296)
Balance as of March 31, 2021	$185	$185

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income
Balance as of December 31, 2019	$98	$98
Foreign currency translation	(55)	(55)
Balance as of March 31, 2020	$43	$43

NOTE 13—STOCKHOLDERS’ EQUITY

Forward Stock Split

The Company’s board of directors approved a two-for-one forward stock split of the Company’s outstanding preferred stock and common stock, which was effected on February 27, 2019. Upon the effectiveness of the forward stock split, each share of issued and outstanding preferred stock and common stock was split into two issued and outstanding shares of preferred stock and common stock, respectively, with the par value per share reduced by half. All share and per share amounts for preferred and common stock, including stock options and other equity instruments, have been retroactively restated in the accompanying consolidated financial statements and notes thereto for all periods presented to reflect the forward stock split.

Common Stock

As of December 31, 2020, the Company was authorized to issue 506,000,000 shares of common stock. The company had 238,186,070 and 225,490,157 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.

Subject to the prior rights of the holders of preferred stock, the holders of common stock are entitled to receive dividends out of the funds legally available at the times and in the amounts determined by the board of directors. Each holder of common stock is entitled to one vote for each share of common stock held. After the full preferential amounts due, the holders of all preferred stock have been paid or set aside, the remaining assets of the Company available for distribution to its stockholders, if any, are distributed to the holders of common stock ratably in proportion to the number of shares of common stock then held by each such holder. None of the Company’s common stock is entitled to preemptive rights and neither is subject to redemption. The Company’s common stock is not convertible into any other shares of the Company’s capital stock.

Stock Repurchases

As further discussed in Note 14, the Company exercised its right of first refusal to repurchase 3.6 million, 9.6 million and 2.1 million shares of the Company’s common stock during the years ended December 31, 2020, 2019 and 2018, respectively. All shares of common stock repurchased were immediately retired.

Preferred Stock

From July 2011 through June 2014, the Company raised approximately $33.7 million of capital contributions through three preferred stock financings in PlayStudios, Inc. The Company’s four classes of preferred stock are: Class A preferred stock, Class B preferred stock, Class C‑1 preferred stock and Class C preferred stock (collectively, the “preferred stock”).

As of December 31, 2020 and 2019, the Company’s preferred stock consisted of:

				Annual
	Shares			Noncumulative
	Outstanding	Liquidation	Conversion Price	Dividend Rights
Series	(In Thousands)	Price Per Share	Per Share	Per Share
A	80,800	$0.06	$0.06	$0.01
B	41,348	0.21	0.21	0.02
C-1	13,556	0.27	0.27	0.02
C	26,892	0.61	0.61	0.05
Total	162,596

Voting Rights and Dividends

Each holder of preferred stock is entitled to a number of votes equal to the number of whole shares of common stock into which such holder’s shares are convertible as defined in the Company’s sixth amended and restated certificate of incorporation (the “certificate of incorporation”). The holders of outstanding preferred stock are entitled to receive defined dividends per share, when, if, and as declared by the board of directors. These rights are not cumulative, and no right accrues by reason of the fact that dividends on said shares are not declared in any period, nor any undeclared or unpaid dividend bears or accrues interest. After payment of such dividends, additional dividends or distributions are distributed to all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held on an “as converted” basis. Through December 31, 2020, no dividends have been declared or paid.

Liquidation

In the event of a liquidation event (as defined in the certificate of incorporation), the assets and funds of the Company available for distribution to stockholders in connection with such liquidation event are distributed as follows:

The holders of outstanding shares of Series B preferred stock, Series C preferred stock and Series C‑1 preferred stock (the “First Liquidation Group”) shall be entitled to receive, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders, before any payment is made in respect of the Company’s Series A preferred stock and common stock, their liquidation price per share, plus all declared and unpaid dividends thereon to the date fixed for such distribution. If the assets of the Company legally available for distribution are insufficient to permit the payment of the full preferential amounts to the First Liquidation Group, then the entire assets available for distribution to stockholders are distributed to the First Liquidation Group on a pro rata basis.

After the First Liquidation Group has been paid or set aside, the holders of outstanding shares of Series A preferred stock is entitled to receive their liquidation price per share, plus all declared and unpaid dividends thereon to the date fixed for such distribution before any payment is made in respect of the Company’s common stock. If the assets of the Company legally available for distribution after payment to the First Liquidation Group are insufficient to permit the payment of the full preferential amount, then the entire remaining assets after distribution to the First Liquidation Group are distributed to the holders of the Series A preferred stock, ratably in proportion to the full preferential amount they would have otherwise been entitled to receive.

Notwithstanding the above, for purposes of determining the amount each holder of preferred stock is entitled to receive with respect to a liquidation event, each such holder shall be deemed to have converted (regardless of whether such holder actually converted) such holder’s shares of preferred stock into shares of common stock immediately prior to the liquidation event if, as a result of an actual conversion, such holder would receive, in the aggregate, an amount greater than the amount that would be distributed to such holder if such holder did not convert such shares of preferred stock into shares of common stock. If any such holder shall be deemed to have converted shares of preferred stock into common stock, then such holder shall not be entitled to receive any distribution that would otherwise be made to holders of preferred stock that have not converted (or have not been deemed to have converted) into shares of common stock.

Preemptive or Similar Rights

Preferred stockholders who are classified as a major investor (as defined in the Company’s second amended and restated investor rights agreement) are entitled to certain preemptive rights. A major investor is defined as any preferred stockholder with outstanding shares of registrable securities with an original aggregate paid purchase price of at least $500,000 and who is not deemed to be a competitor of the Company. Registrable securities means (a) the shares of common stock issuable or issued upon conversion of the preferred stock and (b) any other shares of common stock of the Company issued as (or issuable upon the conversion or exercise of any warrant, right, or other security which is issued as) a dividend or other distribution with respect to, or in exchange for or in replacement of, such shares. If the Company decides to issue additional shares of capital stock, options, warrants, convertible securities or rights to purchase capital stock of the Company (the “Additional Shares”), then the Company shall, in writing, inform each major investor of the proposed terms of such issuance and each major investor, subject to applicable federal and state securities laws, shall be entitled and may elect at the time of each such proposed issuance to purchase up to the portion of the Additional Shares offered equal to the product of (i) that percentage of the preferred stock then held by all major investors that is then held by such major investor immediately prior to the proposed issuance of Additional Shares, multiplied by (ii) the total amount of Additional Shares being sold by the Company. Preferred stock is not subject to redemption.

Conversion

The holders of the preferred stock shall have conversion rights as follows:

Right to Convert: Each share of preferred stock shall be convertible at the option of the holder thereof into a number of fully paid and nonassessable shares of common stock as is determined by dividing the liquidation preference by the conversion price for each series, respectively.

Automatic Conversion: Each share of preferred stock shall automatically be converted into fully paid and nonassessable shares of common stock, at the then-effective conversion rates upon the earlier of (i) the vote or written consent of holders of at least a majority of the voting power represented by the then- outstanding shares of preferred stock or (ii) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock at an offering price of not less than $1.22 per share and with aggregate gross proceeds to the Company (prior to deduction of underwriters’ commissions and expenses) of not less than $25,000,000.

Warrants to Purchase Preferred Stock.

As of December 31, 2020 and 2019, there was a total of 6 million outstanding warrants that were issued from 2011 to 2016 to purchase various classes of preferred stock. Each warrant can purchase one share of the respective class of preferred stock, which is, in turn, convertible to one share of common stock. The number of warrants outstanding and exercise price of each series are as follows:

	Warrants
	Outstanding
Warrant Series	(In Thousands)	Exercise Price
A	560	$0.06
B	2,563	0.21
C-1	2,302	0.27
C	617	0.61
Total	6,042

As of December 31, 2020 and 2019, Series A, C‑1 and C warrants are exercisable at the option of the holder. Of the 2.6 million Series B warrants that are outstanding as of December 31, 2020, 1.3 million are exercisable as of December 31, 2020 and 2019, and the remainder are contingently exercisable only upon an event such as a change in control or an initial public offering (“IPO”). As of December 31, 2020 and 2019, the weighted-average exercise price of all warrants was approximately $0.26 per warrant. As of December 31, 2020, the weighted-average remaining contractual term of the warrants is 3.3 years. The aggregate intrinsic value was approximately $6.6 million and $2.6 million as of December 31, 2020 and 2019, respectively. There were no exercises during the years ended December 31, 2020, 2019 and 2018.

Change in Control

In the event of a change in control or an IPO, all Series A and B outstanding warrants will be automatically exercised, without any additional payments by the warrant holders, for a number of preferred shares of the Company’s securities, such number of shares being equal to the maximum number of shares issuable had the warrant holders elected to exercise the warrants immediately prior to the closing of such change in control or an IPO. Additionally, all Series C and C‑1 outstanding warrants will be automatically exercised, without any additional payments by the warrant holders unless the net proceeds per share price for one share of preferred stock or IPO price of the company is greater than or equal to three times the exercise price of such warrants, in which case, the warrant holders would be required to pay the exercise price that would be otherwise payable upon a normal exercise of the warrants. Under the terms of the warrant agreements, an acquisition of the Company directly or indirectly by a blank check company, special purpose acquisition company or equivalent entity qualifies as an IPO.

Accumulated Other Comprehensive Income (Loss)

The following table shows a summary of changes in accumulated other comprehensive income (loss) from December 31, 2017 to December 31, 2020 (in thousands):

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income (Loss)
Balance as of December 31, 2018	$(81)	$(81)
Foreign currency translation gain	179	179
Balance as of December 31, 2019	$98	$98
Foreign currency translation gain	383	383
Balance as of December 31, 2020	$481	$481

Noncontrolling Interest

As described in Note 4, prior to December 3, 2018, Resorts World was entitled to 10.4% of voting power in International, based upon their equity contributions, resulting in a noncontrolling interest for the Company (“NCI”). In addition, Resorts World was entitled to an allocation of net and comprehensive income of International based on the preferred stock’s stated dividend and liquidation rights. Since International has incurred losses since its inception, net and comprehensive losses of International were not allocated to Resorts World’s noncontrolling interest. As a result, the noncontrolling interest balance was equal to its liquidation preference of $8 million immediately prior to the transaction described below.

On December 3, 2018, PlayStudios, Inc. purchased Resorts World’s entire interest in International for $2 million in cash and the issuance of 1.1 million shares of PlayStudios, Inc.’s common stock at $0.335 per share based on the most recent third-party valuation at the time of the transaction. The purchase was accounted for as an equity transaction in accordance with ASC 810, Consolidation. Accordingly, the noncontrolling interest in the consolidated subsidiary was reduced to zero, and the deemed contribution representing the excess carrying value of the noncontrolling interest over the fair value of the purchase price paid was recorded as additional paid-in capital.